CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		2 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 21, 2023	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss			$ (118,018)	$ (17,639)	$ (323,954)	$ (60,678)		$ (52,556)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			25	25	45	54		68
Write-off of deferred offering costs								331
Stock-based compensation expense			1,621	1,360	3,766	3,235		5,892
Write-off of acquired in-process research and development	$ 348,000				348,000
Change in fair value of convertible notes			87	4,657		19,359		4,416
Change in fair value of warrants			20,903		(2,318)
Change in fair value of embedded forward purchase agreements and derivative liabilities			22,917		8,366	11,789
Change in fair value of contingent consideration		$ (69,715)	63,769		(52,750)
Other								(3)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			124	39	(693)	36		(66)
Accounts payable			3,136	(3,524)	(4,342)	(248)		6,613
Accrued expenses and other liabilities			(3,228)	3,984	(2,204)	4,736		(105)
Other assets and liabilities			64	40	4	(28)		(174)
Net cash used in operating activities			(8,600)	(11,058)	(26,080)	(21,745)		(35,584)
Cash flows from investing activities:
Purchases of property and equipment								(306)
Net cash used in investing activities								(306)
Cash flows from financing activities:
Proceeds from issuance of convertible notes			5,000	6,000		14,000		44,500
Repayment of convertible notes								(3,992)
Net cash provided by financing activities			5,000	6,000		14,000		40,508
Net decrease in cash and cash equivalents			(3,600)	(5,058)	(26,080)	(7,745)		4,618
Cash and cash equivalents at beginning of period			5,158	9,746		9,746	$ 9,746	5,128
Cash and cash equivalents at end of period			$ 1,558	$ 4,688	$ 5,158		$ 5,158	9,746
Non-cash financing activities:
Financial Designation, Predecessor and Successor [Fixed List]			Successor	Predecessor	Successor		Successor
Predecessor [Member]
Cash flows from financing activities:
Cash and cash equivalents at beginning of period		2,001		$ 9,746	$ 2,001	9,746	$ 9,746
Cash and cash equivalents at end of period	2,001					2,001		$ 9,746
Successor [Member]
Cash flows from financing activities:
Cash and cash equivalents at beginning of period		$ 31,238	$ 5,158		31,238
Cash and cash equivalents at end of period	$ 31,238				$ 5,158	$ 31,238	$ 5,158